Share Class & Ticker	Class A DRVAX	Class C DRVCX	Institutional DRVIX	Summary Prospectus November 14, 2011

Dreman Contrarian Value Equity Fund

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.dreman.com. You can also get this information at no cost by calling 800-247-1014, by emailing a request to rfi@dreman.com, or by asking any financial advisor, bank, or broker-dealer who offers shares of the Fund. This Summary Prospectus incorporates by reference the Fund’s entire prospectus and SAI, each dated April 11, 2011.

Investment Objective	The investment objective of the Dreman Contrarian Value Equity Fund (the “Value Equity Fund” or the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 17 of the Fund’s prospectus and the “Sales Load” section on page 25 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.70%	0.70%	0.70%

Distribution (12b-1) Fees	0.25%	1.00%	None

Other Expenses[1]	5.00%	5.00%	5.00%

Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	5.96%	6.71%	5.71%

Fee Waiver[2]	(4.75)%	(4.75)%	(4.75)%

Total Annual Operating Expenses Net of Fee Waiver	1.21%	1.96%	0.96%

[1]	Estimated for the first year of operations.

[2]

The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.95%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. The contractual agreement is in effect through February 28, 2013. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Value Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Value Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 Year	3 Years
Value Equity Fund
Class A	$695	$1,454
Class C
If you do not sell your shares	$206	$1,164
If you sell your shares at the end of the period	$306	$1,164
Institutional Class	$101	$854

Portfolio Turnover

The Value Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. Because the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

The Value Equity Fund typically invests in a diversified portfolio of equity securities that have intrinsic value in the opinion of Dreman Value Management, LLC the Fund’s investment advisor (the “Advisor”). The Fund invests primarily in equity securities of all capitalization companies, which the Advisor defines as companies with market capitalizations in the range of the Russell 3000 Index. As of December 31, 2010, the market capitalizations of companies included in the Russell 3000 Index ranged from $10 million to $370 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low Price-Earnings (P/E) ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Value Equity Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks that at the time of purchase are similar in market capitalization to those listed on the Russell 3000 Index. The Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The Fund’s equity securities are mainly common stocks, but may also include other types of equities such as preferred stocks and equity securities of real estate investment trusts (REITs). The Fund also may invest in convertible securities, such as convertible preferred stocks or convertible debt securities, warrants, and other investments companies, including exchange-traded funds or closed end funds, that invest primarily in equity securities. The Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Fund intends to remain substantially invested in equity securities, but may invest up to 20% of its assets in investment-grade fixed income securities of any maturity.

Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Portfolio management will normally sell a stock when it reaches a target price, its fundamentals change or other investments offer better opportunities.

Principal Risks

There are several risk factors that could hurt the Fund’s performance, cause you to lose money or cause the Fund’s performance to trail that of other investments. The Fund may not achieve its investment objective, and is not intended to be a complete investment program. All investments involve risks, and the Value Equity Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Value Equity Fund.

•

Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform the securities markets generally.

•

Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

•

Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. To the extent the Fund invests in large capitalization companies, the Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•

Small and Mid Cap Risk. Stocks of small- mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Small- and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•

Foreign Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

•

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

•

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

•

Derivatives Risk. The Fund may use various types of derivatives. Risks associated with derivates include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The specific risks of trading in futures contracts are that the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

•

Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. “Nominal interest rate” is the stated interest rate without any adjustment for inflation.

•

Investment Company Securities Risks. When the Fund invests in another investment company, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Performance

The Fund recently commenced operations and, as a result, has no prior performance history. Performance information will be available once the Fund has completed one calendar year of operations.

Dreman Contrarian Funds

c/o: Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, IN 46206

Portfolio Management

Investment Advisor — Dreman Value Management, LLC

Portfolio Managers — The following portfolio managers are jointly responsible for the day-to-day management of the Fund, with E. Clifton Hoover, Jr. having ultimate authority with respect to the Fund’s investment decisions.

•	E. Clifton Hoover, Jr. CFA; Managing Director and Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since inception in 2011

•	Wesley D. Wright; Securities Analyst of the Advisor; Portfolio Manager of the Fund since inception in 2011

Buying and Selling Fund Shares

Minimum Initial Investment	To Place Orders
Class A: $2,500 Class C: $2,500 Institutional: $100,000 Minimum Additional Investment $1,000 for all share classes	By Mail: Dreman Contrarian Funds c/o: Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206 By Phone: (800) 247-1014

You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent. You may sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (800) 247-1014, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The Value Equity Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Value Equity Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Value Equity Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.